Intangible assets and goodwill - Summary of intangible and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Opening Balance	€ 296,401	€ 303,989
Opening balance	1,697,331	843,632
Impairment loss on goodwill and intangible assets	(167)	(9,854)
Amortization	(268,165)	(191,766)
Ending Balance		296,401
Ending balance	1,607,057	1,697,331
Brand Names
Intangible assets and goodwill
Opening balance	3,893	5,468
Impairment loss on goodwill and intangible assets		(311)
Amortization	(1,258)	(1,246)
Ending balance	7,508	3,893
Customer base
Intangible assets and goodwill
Opening balance	32,716	40,997
Impairment loss on goodwill and intangible assets		(1,142)
Amortization	(6,079)	(6,664)
Ending balance	31,027	32,716
Licences
Intangible assets and goodwill
Opening balance	1,234,544	374,221
Amortization	(236,557)	(161,279)
Ending balance	1,090,818	1,234,544
Technology
Intangible assets and goodwill
Opening balance	73,169	81,157
Impairment loss on goodwill and intangible assets	(167)	(1,908)
Amortization	(12,348)	(13,728)
Ending balance	64,366	73,169
Internally-developed software
Intangible assets and goodwill
Opening balance	56,608	37,800
Amortization	(11,923)	(8,849)
Ending balance	94,930	56,608
Goodwill
Intangible assets and goodwill
Opening balance	296,401	303,989
Impairment loss on goodwill and intangible assets		(6,493)
Ending balance	318,408	296,401
Accumulated depreciation, amortisation and impairment
Intangible assets and goodwill
Opening balance	(437,439)	(475,495)
Disposals	191,265	236,817
Translation adjustments	(4,631)	2,859
Ending balance	(519,137)	(437,439)
Accumulated depreciation, amortisation and impairment | Brand Names
Intangible assets and goodwill
Opening balance	(9,135)	(7,709)
Disposals	70	71
Translation adjustments	(170)	60
Ending balance	(10,493)	(9,135)
Accumulated depreciation, amortisation and impairment | Customer base
Intangible assets and goodwill
Opening balance	(41,859)	(34,973)
Disposals	768	776
Translation adjustments	(529)	144
Ending balance	(47,699)	(41,859)
Accumulated depreciation, amortisation and impairment | Licences
Intangible assets and goodwill
Opening balance	(300,315)	(367,405)
Disposals	189,266	227,800
Translation adjustments	(248)	569
Ending balance	(347,854)	(300,315)
Accumulated depreciation, amortisation and impairment | Technology
Intangible assets and goodwill
Opening balance	(38,216)	(26,444)
Disposals	1,156	3,000
Translation adjustments	(2,832)	864
Ending balance	(52,407)	(38,216)
Accumulated depreciation, amortisation and impairment | Internally-developed software
Intangible assets and goodwill
Opening balance	(29,917)	(27,139)
Disposals	5	5,170
Translation adjustments	(143)	901
Ending balance	(41,978)	(29,917)
Accumulated depreciation, amortisation and impairment | Goodwill
Intangible assets and goodwill
Opening balance	(17,997)	(11,825)
Translation adjustments	(709)	321
Ending balance	(18,706)	(17,997)
Cost
Intangible assets and goodwill
Opening balance	2,134,770	1,319,127
Additions	148,408	1,058,082
Additions through business combinations (Note 3)	18,821	6,954
Disposals	(191,265)	(235,037)
Disposal due to reduction in service potential	(4,476)	(4,077)
Translation adjustments	19,936	(10,279)
Ending balance	2,126,194	2,134,770
Cost | Brand Names
Intangible assets and goodwill
Opening balance	13,028	13,177
Additions through business combinations (Note 3)	4,810
Disposals	(70)	(71)
Translation adjustments	233	(78)
Ending balance	18,001	13,028
Cost | Customer base
Intangible assets and goodwill
Opening balance	74,575	75,970
Additions through business combinations (Note 3)	3,392
Disposals	(768)	(776)
Translation adjustments	1,527	(619)
Ending balance	78,726	74,575
Cost | Licences
Intangible assets and goodwill
Opening balance	1,534,859	741,626
Additions	96,627	1,023,457
Disposals	(189,266)	(226,020)
Disposal due to reduction in service potential	(4,476)	(4,077)
Translation adjustments	928	(127)
Ending balance	1,438,672	1,534,859
Cost | Technology
Intangible assets and goodwill
Opening balance	111,385	107,601
Additions	1,773	6,324
Additions through business combinations (Note 3)	231	2,718
Disposals	(1,156)	(3,000)
Translation adjustments	4,540	(2,258)
Ending balance	116,773	111,385
Cost | Internally-developed software
Intangible assets and goodwill
Opening balance	86,525	64,939
Additions	50,008	28,301
Disposals	(5)	(5,170)
Translation adjustments	380	(1,545)
Ending balance	136,908	86,525
Cost | Goodwill
Intangible assets and goodwill
Opening balance	314,398	315,814
Additions through business combinations (Note 3)	10,388	4,236
Translation adjustments	12,328	(5,652)
Ending balance	€ 337,114	€ 314,398